General and administrative expenses (Tables)	12 Months Ended
Dec. 31, 2021
Corporate Information
Summary of General and administrative expenses
	December 31, 2021	December 31, 2020	December 31, 2019
Professional fees	$24,320	$22,388	$56,773
Bank charges	3,971	3,922	3,789
Listing and filing fees	16,041	18,370	19,980
Office and miscellaneous	24,028	34,139	21,016
Consulting (Note 10)	111,693	128,320	108,513
Depreciation (Note 7)	-	205	87
Foreign exchange	(892)	4,333	3,403
	$179,161	$211,677	$213,561